NYSE Euronext

12000190

Silvio (Joe) Conte
Director
Corporate Actions & Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T 212 656 5024
F 212 656 5893
sconte@nyx.com

April 20, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Prudential Short Duration High Yield Fund, Inc., Common Stock ($.001 par value). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 18, 2012. Tentative listing date – April 26, 2012.

Sincerely,

152 4880